Expense Example, No Redemption	Apr. 29, 2025 USD ($)
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 233
Expense Example, No Redemption, 3 Years	718
Expense Example, No Redemption, 5 Years	1,230
Expense Example, No Redemption, 10 Years	2,636
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	225
Expense Example, No Redemption, 3 Years	694
Expense Example, No Redemption, 5 Years	1,190
Expense Example, No Redemption, 10 Years	2,554
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	180
Expense Example, No Redemption, 3 Years	645
Expense Example, No Redemption, 5 Years	1,136
Expense Example, No Redemption, 10 Years	2,491
Spirit of America Income Fund | Spirit of America Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	191
Expense Example, No Redemption, 3 Years	618
Expense Example, No Redemption, 5 Years	1,071
Expense Example, No Redemption, 10 Years	2,327
Spirit of America Utilities Fund | Spirit of America Utilities Fund Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	232
Expense Example, No Redemption, 3 Years	791
Expense Example, No Redemption, 5 Years	1,377
Expense Example, No Redemption, 10 Years	$ 2,966